Intangible Assets	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

6. Intangible assets

The Company’s intangible assets consisted of the following:

	June 30, 2022	December 31, 2021
Brands	$172,191	$176,225
Software development costs	824,721	805,697
Customer relationships	1,894,736	1,692,838
Computer software	37,290	35,257
	2,928,938	2,710,017
Less accumulated amortization on:
Brands	74,807	69,407
Software development costs	413,185	371,555
Customer relationships	542,799	505,732
Computer software	20,399	17,900
	1,051,190	964,594
Less accumulated impairment on:
Brands	8,464	8,464
Software development costs	84,947	84,947
Customer relationships	449,808	449,808
	543,219	543,219
Intangible assets, net	$1,334,529	$1,202,204

Amortization expense on intangible assets for the three months ended June 30, 2022 and 2021, was $67,900 and $68,079, respectively. Amortization expense on intangible assets for the six months ended June 30, 2022 and 2021 was $129,495 and $130,398, respectively.

During the three and six months ended June 30, 2022 we purchased merchant portfolios for a purchase price of $16,047 and $26,411, respectively, inclusive of continent consideration. These were accounted for as asset acquisitions. The remaining increase in gross intangible assets during the three and six months ended June 30, 2022 relates to intangibles recorded upon business acquisitions (See Note 11) and capitalized development costs.

The Company performs an impairment analysis on intangibles assets with finite lives when events and circumstances have occurred that would indicate the carrying amount of intangible assets may not be recoverable. Due to the goodwill impairment recognized during the three months and six months ended June 30, 2022 (see Note 5), we concluded that an impairment indicator for certain asset groups was present within these segments. An impairment analysis was performed for the impacted asset groups as of June 30, 2022 which was based on an undiscounted cash flow model. As a result of the analysis, the assets were concluded to be recoverable and no impairment charge was recorded.